Events after the reporting date	6 Months Ended
Sep. 30, 2026
Events after the reporting date [Abstract]
Events after the reporting date	Events after the reporting date
There were no events after the reporting date and through the date when the condensed consolidated interim financial statements were authorized for issue that would require adjustment to these condensed consolidated interim statements or disclosure.